Share-Based Compensation - Schedule of Transaction Activities of Restricted Shares (Details)	3 Months Ended
Mar. 31, 2026 $ / shares shares
Schedule of Transaction Activities of Restricted Shares [Abstract]
Number of Restricted Shares, beginning balance | shares	1,046,957
Weighted Average Grant-date Fair Value, beginning balance | $ / shares	$ 5.64
Number of Restricted Shares, Granted | shares
Weighted Average Grant-date Fair Value, Granted | $ / shares
Number of Restricted Shares, Vested | shares	(1,046,957)
Weighted Average Grant-date Fair Value, Vested | $ / shares	$ 5.64
Number of Restricted Shares, ending balance | shares
Weighted Average Grant-date Fair Value, ending balance | $ / shares